Identification and business activity - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Compaa Minera Condesa S.A | Mining activities
Identification and business activity
Country of incorporation and business	Peru
Compania Minera Colquirrumi S.A. [Member] | Mining activities
Identification and business activity
Country of incorporation and business	Peru
Sociedad Minera El Brocal S.A.A | Mining activities
Identification and business activity
Country of incorporation and business	Peru
Proportion of ownership interest in subsidiary	58.24%	58.24%
Inversiones Colquijirca S.A. | Mining activities
Identification and business activity
Country of incorporation and business	Peru
S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities
Identification and business activity
Country of incorporation and business	Peru
Minera La Zanja S.R.L | Mining activities
Identification and business activity
Country of incorporation and business	Peru
El Molle Verde S.A.C. [Member] | Mining activities
Identification and business activity
Country of incorporation and business	Peru
Apu Coropuna S.R.L. | Mining activities
Identification and business activity
Country of incorporation and business	Peru
Cerro Hablador S.A.C. [Member] | Mining activities
Identification and business activity
Country of incorporation and business	Peru
Minera Azola S.A.C. [Member] | Mining activities
Identification and business activity
Country of incorporation and business	Peru
Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services
Identification and business activity
Country of incorporation and business	Peru
Empresa de Generacin Huanza S.A | Energy generation and transmission services
Identification and business activity
Country of incorporation and business	Peru
Rio Seco | Industrial activities
Identification and business activity
Country of incorporation and business	Peru
Direct | Compaa Minera Condesa S.A | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct | Compania Minera Colquirrumi S.A. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct | Sociedad Minera El Brocal S.A.A | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	3.19%	3.19%
Direct | Inversiones Colquijirca S.A. | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	89.76%	89.76%
Direct | S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	33.00%
Direct | Minera La Zanja S.R.L | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct | El Molle Verde S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	99.98%	99.98%
Direct | Apu Coropuna S.R.L. | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	70.00%	70.00%
Direct | Cerro Hablador S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	99.00%	99.00%
Direct | Minera Azola S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	99.00%	99.00%
Direct | Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Direct | Empresa de Generacin Huanza S.A | Energy generation and transmission services
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Direct | Rio Seco | Industrial activities
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Indirect | Compaa Minera Condesa S.A | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect | Compania Minera Colquirrumi S.A. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect | Sociedad Minera El Brocal S.A.A | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	58.24%	58.24%
Indirect | Inversiones Colquijirca S.A. | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	10.24%	10.24%
Indirect | S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	67.00%
Indirect | Minera La Zanja S.R.L | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect | El Molle Verde S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	0.02%	0.02%
Indirect | Apu Coropuna S.R.L. | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect | Cerro Hablador S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	1.00%	1.00%
Indirect | Minera Azola S.A.C. [Member] | Mining activities
Identification and business activity
Proportion of ownership interest in subsidiary	1.00%	1.00%
Indirect | Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Indirect | Empresa de Generacin Huanza S.A | Energy generation and transmission services
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Indirect | Rio Seco | Industrial activities
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%